Consolidated Statements Of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Operating activities:
Net income	$ (24,485)	$ 3,732
Items not involving cash:
Depreciation of property and equipment (note 6)	3,398	3,220
Amortization of right-of-use assets (note 7)	3,692	2,486
Amortization of acquired intangible assets (note 3)	18,063	0
Amortization of contract acquisition assets (note 5)	13,804	10,980
Share-based compensation (note 12(f))	16,677	10,359
Current and deferred income taxes	(10,241)	(3,679)
Gain on early termination of operating lease	0	(26)
Interest	20,385	515
Unrealized foreign exchange (gain) loss	(41)	654
Change in non-cash working capital:
Trade and other receivables	(17,100)	4,877
Income tax receivable	738	(516)
Prepaid expenses and other	(3,562)	(1,692)
Contract acquisition assets	(15,011)	(12,159)
Trade and other payables	(3,337)	10,869
Income tax payable	2,011	(363)
Deferred revenue	34,801	17,579
Cash from operating activities	39,792	46,836
Investing activities:
Purchase of property and equipment	(1,829)	(2,834)
Lease incentive received	0	68
Proceeds from maturities of short-term investments	0	17,027
Acquisition of NetMotion (note 3)	(342,008)	0
Cash (used in) from investing activities:	(343,837)	14,261
Financing activities:
Proceeds from public offering	0	69,000
Share issue costs	0	(5,323)
Dividends paid (note 12(g))	(12,637)	(12,012)
Proceeds from exercise of stock options and ESOP	1,793	1,606
Tax remittances on share based compensation	(3,174)	(1,239)
Payment of lease liabilities (note 10)	(3,991)	(2,788)
Proceeds from long-term debt (note 11)	269,500	0
Transaction costs on long-term debt (note 11)	(1,957)	0
Principal repayment of long-term debt (note 11)	(2,750)	0
Interest payment of long-term debt (note 11)	(18,875)	0
Cash from financing activities:	227,909	49,244
Foreign exchange effect on cash	(361)	98
(Decrease) increase in cash and cash equivalents	(76,497)	110,439
Cash and cash equivalents, beginning of year	140,166	29,727
Cash and cash equivalents, end of year	$ 63,669	$ 140,166